Related Party Transactions (Details) (Affiliated Entity [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Affiliated Entity [Member]
Related Party Transaction [Line Items]
Sales and services rendered	$ 3,931	$ 6,012	$ 6,228
Purchases	939	5,262	3,833
Trade receivables	4,622	3,903
Accrued and other receivables	4,043	5,473
Trade payables	$ 166	$ 180